Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Deposits Disclosure [Abstract]
Summary of deposits
Deposits as of December 31, 2023 and 2024 are as follows:

	2023		2024
Demand deposits:
Korean won	~~W~~	128,035,326	134,283,019
Foreign currencies		23,141,715	25,748,740

		151,177,041	160,031,759

Time deposits:
Korean won		175,191,964	202,699,097
Foreign currencies		26,914,722	33,828,393

		202,106,686	236,527,490

Certificates of deposits		12,059,730	10,409,701
Discount note deposits		7,614,701	7,624,787
CMA		4,950,392	4,451,561
Others		3,604,114	3,735,747

	~~W~~	381,512,664	422,781,045